REVENUE RECOGNITION (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Total revenue	$ 477,179	$ 438,006	$ 1,830,459	$ 1,506,929
Revenue percentage	100.00%	100.00%
Paul Benford [Member]
Total revenue	$ 18,043	$ 55,277
Revenue percentage	4.00%	13.00%
Andrew Thomas [Member]
Total revenue	$ 8,428	$ 19,172
Revenue percentage	2.00%	4.00%
Asia Pacific [Member]
Total revenue	$ 54,724	$ 44,242	$ 261,751	$ 197,955
Revenue percentage	11.00%	10.00%	14.00%	13.00%
South America [Member]
Total revenue	$ 8,428	$ 19,172	$ 64,778	$ 64,189
Revenue percentage	2.00%	4.00%	4.00%	5.00%
Middle East-Africa/Other [Member]
Total revenue	$ 54,724	$ 44,242
Revenue percentage	11.00%	10.00%